Employee Information - Summary of Average Number of Employees (Detail) - Continuing operation [member] - Employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of number of employees [line items]
Average number of employees	22,734	24,322	30,339
North America 1 [Member]
Disclosure of number of employees [line items]
Average number of employees	13,564	14,113	16,295
Core [member]
Disclosure of number of employees [line items]
Average number of employees	4,951	5,192	5,291
Growth [member]
Disclosure of number of employees [line items]
Average number of employees	3,693	4,521	8,268
Other Segment [member]
Disclosure of number of employees [line items]
Average number of employees	526	496	485